UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Atlanta Capital SMID-Cap Fund
Semiannual Report
March 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2022
Eaton Vance
Atlanta Capital SMID-Cap Fund

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2022
Performance

Portfolio Manager(s) Charles B. Reed, CFA, William O. Bell IV, CFA and W. Matthew Hereford, CFA, each of Atlanta Capital Management Company, LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/28/2003	04/30/2002	4.41%	7.15%	14.03%	13.71%
Class A with 5.75% Maximum Sales Charge	—	—	(1.60)	0.99	12.69	13.04
Class C at NAV	10/01/2009	04/30/2002	4.01	6.31	13.18	13.02
Class C with 1% Maximum Sales Charge	—	—	3.11	5.39	13.18	13.02
Class I at NAV	04/30/2002	04/30/2002	4.54	7.38	14.32	13.99
Class R at NAV	08/03/2009	04/30/2002	4.30	6.88	13.76	13.42
Class R6 at NAV	07/01/2014	04/30/2002	4.58	7.48	14.42	14.07

Russell 2500TM Index	—	—	(2.22)%	0.34%	11.57%	12.08%
Russell 2000® Index	—	—	(5.55)	(5.79)	9.74	11.03
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R	Class R6
	1.14%	1.89%	0.88%	1.39%	0.81%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2022
Fund Profile

Sector Allocation (% of net assets)*
*	Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
W.R. Berkley Corp.	4.6%
Carlisle Cos., Inc.	4.6
Aramark	3.9
Envista Holdings Corp.	3.5
Markel Corp.	3.2
Brown & Brown, Inc.	3.2
CACI International, Inc., Class A	2.7
SEI Investments Co.	2.5
Terminix Global Holdings, Inc.	2.5
RPM International, Inc.	2.5
Total	33.2%

*	Excludes cash and cash equivalents.

3

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2022
Endnotes and Additional Disclosures

[1]	Russell 2500TM Index is an unmanaged index of approximately 2,500 small- and mid-cap U.S. stocks. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.
4

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period* (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,044.10	$5.76	1.13%
Class C	$1,000.00	$1,040.10	$9.56	1.88%
Class I	$1,000.00	$1,045.40	$4.49	0.88%
Class R	$1,000.00	$1,043.00	$7.03	1.38%
Class R6	$1,000.00	$1,045.80	$4.13	0.81%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.30	$5.69	1.13%
Class C	$1,000.00	$1,015.56	$9.45	1.88%
Class I	$1,000.00	$1,020.54	$4.43	0.88%
Class R	$1,000.00	$1,018.05	$6.94	1.38%
Class R6	$1,000.00	$1,020.89	$4.08	0.81%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021.
5

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 99.0%
Security	Shares	Value
Aerospace & Defense — 3.3%
Hexcel Corp.	3,857,162	$ 229,385,424
Woodward, Inc.	1,179,208	147,294,871
		$ 376,680,295
Banks — 2.3%
Prosperity Bancshares, Inc.	2,163,160	$ 150,080,041
Umpqua Holdings Corp.	6,008,728	113,324,610
		$ 263,404,651
Building Products — 7.1%
Advanced Drainage Systems, Inc.(1)	460,643	$ 54,728,995
Carlisle Cos., Inc.	2,086,432	513,095,357
Lennox International, Inc.	879,050	226,671,833
		$ 794,496,185
Capital Markets — 7.9%
Affiliated Managers Group, Inc.	1,898,924	$ 267,653,338
FactSet Research Systems, Inc.	254,383	110,440,379
Morningstar, Inc.	805,942	220,159,176
SEI Investments Co.	4,776,512	287,593,788
		$ 885,846,681
Chemicals — 2.5%
RPM International, Inc.	3,407,970	$ 277,545,077
		$ 277,545,077
Commercial Services & Supplies — 1.5%
IAA, Inc.(2)	4,549,232	$ 174,008,124
		$ 174,008,124
Containers & Packaging — 2.4%
AptarGroup, Inc.	2,304,203	$ 270,743,853
		$ 270,743,853
Distributors — 2.8%
LKQ Corp.	4,775,826	$ 216,870,259
Pool Corp.	221,467	93,647,321
		$ 310,517,580
Diversified Consumer Services — 3.7%
Service Corp. International	2,128,575	$ 140,102,807
Security	Shares	Value
Diversified Consumer Services (continued)
Terminix Global Holdings, Inc.(2)(3)	6,166,969	$ 281,398,795
		$ 421,501,602
Electrical Equipment — 1.2%
Acuity Brands, Inc.	719,361	$ 136,175,037
		$ 136,175,037
Electronic Equipment, Instruments & Components — 0.7%
Trimble, Inc.(2)	1,032,734	$ 74,501,431
		$ 74,501,431
Food & Staples Retailing — 1.3%
Casey's General Stores, Inc.	728,866	$ 144,439,375
		$ 144,439,375
Health Care Equipment & Supplies — 6.5%
DENTSPLY SIRONA, Inc.	2,369,428	$ 116,623,246
Envista Holdings Corp.(2)(3)	8,101,021	394,600,733
Teleflex, Inc.	615,576	218,424,832
		$ 729,648,811
Health Care Providers & Services — 1.0%
Henry Schein, Inc.(2)	1,336,213	$ 116,504,411
		$ 116,504,411
Hotels, Restaurants & Leisure — 6.2%
Aramark	11,639,049	$ 437,628,242
Choice Hotels International, Inc.	1,806,542	256,095,394
		$ 693,723,636
Insurance — 11.0%
Brown & Brown, Inc.	4,901,447	$ 354,227,575
Markel Corp.(2)	247,113	364,550,982
W.R. Berkley Corp.	7,776,840	517,859,775
		$ 1,236,638,332
IT Services — 7.8%
Broadridge Financial Solutions, Inc.	840,475	$ 130,870,362
Gartner, Inc.(2)	568,811	169,198,520
GoDaddy, Inc., Class A(2)	2,730,906	228,576,832
Jack Henry & Associates, Inc.	597,728	117,782,303
WEX, Inc.(2)	1,302,965	232,514,104
		$ 878,942,121

6
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services — 1.5%
Bio-Techne Corp.	390,492	$ 169,098,656
		$ 169,098,656
Machinery — 3.7%
Graco, Inc.	1,550,857	$ 108,125,750
IDEX Corp.	787,756	151,036,458
Nordson Corp.	703,052	159,649,048
		$ 418,811,256
Marine — 1.7%
Kirby Corp.(1)(2)	2,606,248	$ 188,145,043
		$ 188,145,043
Professional Services — 4.7%
Booz Allen Hamilton Holding Corp., Class A	2,576,579	$ 226,326,700
CACI International, Inc., Class A(2)	1,010,743	304,496,436
		$ 530,823,136
Real Estate Management & Development — 2.4%
Jones Lang LaSalle, Inc.(1)(2)	1,106,672	$ 265,003,677
		$ 265,003,677
Road & Rail — 4.5%
J.B. Hunt Transport Services, Inc.	1,362,315	$ 273,539,229
Landstar System, Inc.	1,579,397	238,220,449
		$ 511,759,678
Software — 5.9%
Black Knight, Inc.(2)	2,895,822	$ 167,928,718
Blackbaud, Inc.(2)	2,267,102	135,731,397
Dolby Laboratories, Inc., Class A	2,963,442	231,800,433
Manhattan Associates, Inc.(2)	955,532	132,541,844
		$ 668,002,392
Specialty Retail — 2.8%
Burlington Stores, Inc.(2)	549,326	$ 100,070,718
Ulta Beauty, Inc.(2)	537,510	214,047,232
		$ 314,117,950
Textiles, Apparel & Luxury Goods — 2.6%
Columbia Sportswear Co.	2,279,271	$ 206,342,404
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Deckers Outdoor Corp.(2)	334,442	$ 91,560,186
		$ 297,902,590
Total Common Stocks (identified cost $6,157,527,510)		$11,148,981,580

Short-Term Investments — 1.1%
Affiliated Fund — 1.1%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.19%(4)	123,686,429	$ 123,674,060
Total Affiliated Fund (identified cost $123,649,882)		$ 123,674,060

Securities Lending Collateral — 0.0%(5)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.29%(6)	320,948	$ 320,948
Total Securities Lending Collateral (identified cost $320,948)		$ 320,948
Total Short-Term Investments (identified cost $123,970,830)		$ 123,995,008
Total Investments — 100.1% (identified cost $6,281,498,340)		$11,272,976,588
Other Assets, Less Liabilities — (0.1)%		$ (16,648,393)
Net Assets — 100.0%		$11,256,328,195
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at March 31, 2022. The aggregate market value of securities on loan at March 31, 2022 was $9,001,080.
(2)	Non-income producing security.
(3)	Affiliated company (see Note 10).
(4)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.
(5)	Amount is less than 0.05%.
(6)	Represents investment of cash collateral received in connection with securities lending.

7
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2022
Statement of Assets and Liabilities (Unaudited)

March 31, 2022
Assets
Unaffiliated investments, at value (identified cost $5,818,284,665) — including $9,001,080 of securities on loan	$ 10,473,303,000
Affiliated investments, at value (identified cost $463,213,675)	799,673,588
Dividends receivable	3,486,844
Dividends receivable from affiliated investments	18,097
Receivable for Fund shares sold	6,770,950
Securities lending income receivable	2,305
Total assets	$11,283,254,784
Liabilities
Collateral for securities loaned	$ 320,948
Payable for Fund shares redeemed	16,814,969
Payable to affiliates:
Investment adviser fee	7,483,641
Distribution and service fees	486,466
Accrued expenses	1,820,565
Total liabilities	$ 26,926,589
Net Assets	$11,256,328,195
Sources of Net Assets
Paid-in capital	$ 5,481,715,625
Distributable earnings	5,774,612,570
Net Assets	$11,256,328,195
Class A Shares
Net Assets	$ 1,196,638,321
Shares Outstanding	35,393,842
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 33.81
Maximum Offering Price Per Share (100 ÷ 94.25 of net asset value per share)	$ 35.87
Class C Shares
Net Assets	$ 40,861,315
Shares Outstanding	1,403,562
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 29.11
Class I Shares
Net Assets	$ 5,548,110,743
Shares Outstanding	141,191,560
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 39.29
Class R Shares
Net Assets	$ 478,163,877
Shares Outstanding	14,842,562
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 32.22
8
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2022
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2022
Class R6 Shares
Net Assets	$3,992,553,939
Shares Outstanding	100,719,026
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 39.64
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
9
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2022
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2022
Investment Income
Dividend income	$ 50,482,148
Dividend income from affiliated investments	60,443
Securities lending income, net	5,292
Total investment income	$ 50,547,883
Expenses
Investment adviser fee	$ 46,541,811
Distribution and service fees:
Class A	1,612,318
Class C	218,335
Class R	1,249,380
Trustees’ fees and expenses	54,250
Custodian fee	784,108
Transfer and dividend disbursing agent fees	2,839,384
Legal and accounting services	98,224
Printing and postage	95,122
Registration fees	108,148
Miscellaneous	169,335
Total expenses	$ 53,770,415
Net investment loss	$ (3,222,532)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 827,490,619
Investment transactions - affiliated investments	9,986,385
Net realized gain	$ 837,477,004
Change in unrealized appreciation (depreciation):
Investments	$ (431,153,899)
Investments - affiliated investments	145,812,644
Net change in unrealized appreciation (depreciation)	$(285,341,255)
Net realized and unrealized gain	$ 552,135,749
Net increase in net assets from operations	$ 548,913,217
10
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2022
Statements of Changes in Net Assets

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$ (3,222,532)	$ (28,476,334)
Net realized gain	837,477,004	1,438,657,087
Net change in unrealized appreciation (depreciation)	(285,341,255)	2,219,997,887
Net increase in net assets from operations	$ 548,913,217	$ 3,630,178,640
Distributions to shareholders:
Class A	$ (149,071,743)	$ (154,422,465)
Class C	(5,783,966)	(12,753,521)
Class I	(575,449,101)	(540,064,143)
Class R	(59,776,460)	(57,217,960)
Class R6	(444,967,262)	(399,558,828)
Total distributions to shareholders	$ (1,235,048,532)	$ (1,164,016,917)
Transactions in shares of beneficial interest:
Class A	$ (63,031,365)	$ (297,440,177)
Class C	(179,684)	(66,626,915)
Class I	203,755,772	(667,341,883)
Class R	10,894,844	(71,397,621)
Class R6	(272,112,624)	(263,171,685)
Net decrease in net assets from Fund share transactions	$ (120,673,057)	$ (1,365,978,281)
Net increase (decrease) in net assets	$ (806,808,372)	$ 1,100,183,442
Net Assets
At beginning of period	$ 12,063,136,567	$ 10,962,953,125
At end of period	$11,256,328,195	$12,063,136,567
11
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2022
Financial Highlights

	Class A
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 36.680	$ 30.690	$ 34.740	$ 34.450	$ 29.050	$ 25.770
Income (Loss) From Operations
Net investment loss(1)	$ (0.049)	$ (0.160)	$ (0.088)	$ (0.088)	$ (0.096)	$ (0.101)
Net realized and unrealized gain (loss)	1.506	9.835	(1.586)	2.526	6.606	4.379
Total income (loss) from operations	$ 1.457	$ 9.675	$ (1.674)	$ 2.438	$ 6.510	$ 4.278
Less Distributions
From net realized gain	$ (4.327)	$ (3.685)	$ (2.376)	$ (2.148)	$ (1.110)	$ (0.998)
Total distributions	$ (4.327)	$ (3.685)	$ (2.376)	$ (2.148)	$ (1.110)	$ (0.998)
Net asset value — End of period	$ 33.810	$ 36.680	$ 30.690	$ 34.740	$ 34.450	$ 29.050
Total Return(2)	4.41% (3)	34.78%	(5.21)%	8.29%	22.97%	17.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,196,638	$1,347,594	$1,360,610	$1,764,848	$1,935,900	$1,711,298
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.13% (5)	1.14%	1.17%	1.17%	1.16%	1.19%
Net investment loss	(0.28)% (5)	(0.46)%	(0.29)%	(0.28)%	(0.30)%	(0.38)%
Portfolio Turnover of the Portfolio(6)	—	—	—	—	3%	11%
Portfolio Turnover of the Fund	4% (3)	9%	21%	16%	5% (7)	—
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(5)	Annualized.
(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(7)	For the period from May 21, 2018 through September 30, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to SMID-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 18, 2018 and which had the same investment objective and policies as the Fund during such period.
12
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2022
Financial Highlights — continued

	Class C
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 32.290	$ 27.620	$ 31.700	$ 31.870	$ 27.140	$ 24.320
Income (Loss) From Operations
Net investment loss(1)	$ (0.157)	$ (0.371)	$ (0.290)	$ (0.298)	$ (0.310)	$ (0.284)
Net realized and unrealized gain (loss)	1.304	8.726	(1.429)	2.276	6.150	4.102
Total income (loss) from operations	$ 1.147	$ 8.355	$ (1.719)	$ 1.978	$ 5.840	$ 3.818
Less Distributions
From net realized gain	$ (4.327)	$ (3.685)	$ (2.361)	$ (2.148)	$ (1.110)	$ (0.998)
Total distributions	$ (4.327)	$ (3.685)	$ (2.361)	$ (2.148)	$ (1.110)	$ (0.998)
Net asset value — End of period	$29.110	$32.290	$ 27.620	$ 31.700	$ 31.870	$ 27.140
Total Return(2)	4.01% (3)	33.76%	(5.89)%	7.46%	22.09%	16.15%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 40,861	$ 45,010	$101,804	$181,257	$239,937	$226,669
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.88% (5)	1.89%	1.92%	1.92%	1.91%	1.94%
Net investment loss	(1.03)% (5)	(1.21)%	(1.03)%	(1.03)%	(1.06)%	(1.13)%
Portfolio Turnover of the Portfolio(6)	—	—	—	—	3%	11%
Portfolio Turnover of the Fund	4% (3)	9%	21%	16%	5% (7)	—
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(5)	Annualized.
(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(7)	For the period from May 21, 2018 through September 30, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to SMID-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 18, 2018 and which had the same investment objective and policies as the Fund during such period.
13
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2022
Financial Highlights — continued

	Class I
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 41.880	$ 34.480	$ 38.710	$ 38.030	$ 31.880	$ 28.120
Income (Loss) From Operations
Net investment loss(1)	$ (0.005)	$ (0.080)	$ (0.012)	$ (0.009)	$ (0.020)	$ (0.039)
Net realized and unrealized gain (loss)	1.742	11.165	(1.767)	2.837	7.280	4.797
Total income (loss) from operations	$ 1.737	$ 11.085	$ (1.779)	$ 2.828	$ 7.260	$ 4.758
Less Distributions
From net investment income	$ —	$ —	$ (0.015)	$ —	$ —	$ —
From net realized gain	(4.327)	(3.685)	(2.436)	(2.148)	(1.110)	(0.998)
Total distributions	$ (4.327)	$ (3.685)	$ (2.451)	$ (2.148)	$ (1.110)	$ (0.998)
Net asset value — End of period	$ 39.290	$ 41.880	$ 34.480	$ 38.710	$ 38.030	$ 31.880
Total Return(2)	4.54% (3)	35.08%	(4.95)%	8.55%	23.30%	17.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,548,111	$5,667,586	$5,185,675	$6,906,251	$7,422,332	$6,245,313
Ratios (as a percentage of average daily net assets):(4)
Expenses	0.88% (5)	0.88%	0.92%	0.92%	0.91%	0.94%
Net investment loss	(0.03)% (5)	(0.20)%	(0.04)%	(0.03)%	(0.06)%	(0.13)%
Portfolio Turnover of the Portfolio(6)	—	—	—	—	3%	11%
Portfolio Turnover of the Fund	4% (3)	9%	21%	16%	5% (7)	—
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(5)	Annualized.
(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(7)	For the period from May 21, 2018 through September 30, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to SMID-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 18, 2018 and which had the same investment objective and policies as the Fund during such period.
14
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2022
Financial Highlights — continued

	Class R
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 35.190	$ 29.660	$ 33.710	$ 33.580	$ 28.410	$ 25.290
Income (Loss) From Operations
Net investment loss(1)	$ (0.089)	$ (0.238)	$ (0.161)	$ (0.162)	$ (0.171)	$ (0.166)
Net realized and unrealized gain (loss)	1.446	9.453	(1.528)	2.440	6.451	4.284
Total income (loss) from operations	$ 1.357	$ 9.215	$ (1.689)	$ 2.278	$ 6.280	$ 4.118
Less Distributions
From net realized gain	$ (4.327)	$ (3.685)	$ (2.361)	$ (2.148)	$ (1.110)	$ (0.998)
Total distributions	$ (4.327)	$ (3.685)	$ (2.361)	$ (2.148)	$ (1.110)	$ (0.998)
Net asset value — End of period	$ 32.220	$ 35.190	$ 29.660	$ 33.710	$ 33.580	$ 28.410
Total Return(2)	4.30% (3)	34.41%	(5.43)%	8.01%	22.67%	16.74%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$478,164	$504,892	$480,822	$588,076	$583,049	$458,145
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.38% (5)	1.39%	1.42%	1.42%	1.41%	1.44%
Net investment loss	(0.53)% (5)	(0.70)%	(0.54)%	(0.53)%	(0.55)%	(0.63)%
Portfolio Turnover of the Portfolio(6)	—	—	—	—	3%	11%
Portfolio Turnover of the Fund	4% (3)	9%	21%	16%	5% (7)	—
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(5)	Annualized.
(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(7)	For the period from May 21, 2018 through September 30, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to SMID-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 18, 2018 and which had the same investment objective and policies as the Fund during such period.
15
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2022
Financial Highlights — continued

	Class R6
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 42.200	$ 34.690	$ 38.930	$ 38.200	$ 31.990	$ 28.190
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.008	$ (0.051)	$ 0.019	$ 0.023	$ 0.016	$ (0.010)
Net realized and unrealized gain (loss)	1.759	11.246	(1.774)	2.855	7.304	4.808
Total income (loss) from operations	$ 1.767	$ 11.195	$ (1.755)	$ 2.878	$ 7.320	$ 4.798
Less Distributions
From net investment income	$ —	$ —	$ (0.049)	$ —	$ —	$ —
From net realized gain	(4.327)	(3.685)	(2.436)	(2.148)	(1.110)	(0.998)
Total distributions	$ (4.327)	$ (3.685)	$ (2.485)	$ (2.148)	$ (1.110)	$ (0.998)
Net asset value — End of period	$ 39.640	$ 42.200	$ 34.690	$ 38.930	$ 38.200	$ 31.990
Total Return(2)	4.58% (3)	35.19%	(4.85)%	8.64%	23.41%	17.45%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,992,554	$4,498,054	$3,834,042	$3,638,192	$2,828,862	$1,642,985
Ratios (as a percentage of average daily net assets):(4)
Expenses	0.81% (5)	0.81%	0.82%	0.82%	0.82%	0.84%
Net investment income (loss)	0.04% (5)	(0.13)%	0.06%	0.07%	0.05%	(0.03)%
Portfolio Turnover of the Portfolio(6)	—	—	—	—	3%	11%
Portfolio Turnover of the Fund	4% (3)	9%	21%	16%	5% (7)	—
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(5)	Annualized.
(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(7)	For the period from May 21, 2018 through September 30, 2018 when the Fund was making investments directly in securities.
References to Portfolio herein are to SMID-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 18, 2018 and which had the same investment objective and policies as the Fund during such period.
16
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Atlanta Capital SMID-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Effective April 29, 2022, the maximum sales charge payable upon purchase of Class A shares was reduced to 5.25%. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Affiliated Fund. Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) is an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s "fair value", which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of March 31, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
17

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

G   Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Interim Financial Statements—The interim financial statements relating to March 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$6,291,843,423
Gross unrealized appreciation	$ 5,059,679,128
Gross unrealized depreciation	(78,545,963)
Net unrealized appreciation	$4,981,133,165
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.0000%
$500 million but less than $1 billion	0.9375
$1 billion but less than $2.5 billion	0.8750
$2.5 billion but less than $5 billion	0.8125
$5 billion but less than $7.5 billion	0.7500
$7.5 billion but less than $10 billion	0.7200
$10 billion but less than $15 billion	0.7100
$15 billion and over	0.6900
For the six months ended March 31, 2022, the investment adviser fee amounted to $46,541,811 or 0.78% (annualized) of the Fund’s average daily net assets. EVM, an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as administrator of the Fund, but receives no compensation.
18

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Fund to Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays Atlanta Capital a portion of its investment adviser fee for sub-advisory services provided to the Fund. EVM does not receive a fee for advisory services provided to Cash Reserves Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2022, EVM earned $107,834 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $12,100 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2022. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended March 31, 2022 in the amount of $2,740. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2022 amounted to $1,612,318 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2022, the Fund paid or accrued to EVD $163,751 for Class C shares.
The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended March 31, 2022, the Fund paid or accrued to EVD $624,690 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2022 amounted to $54,584 and $624,690 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months (12 months effective April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2022, the Fund was informed that EVD received approximately $1,000 and $1,000 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $505,996,893 and $1,875,141,566, respectively, for the six months ended March 31, 2022.
19

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	2,707,864	$ 92,491,795	5,780,944	$ 197,564,086
Issued to shareholders electing to receive payments of distributions in Fund shares	4,020,572	131,110,853	4,654,382	134,278,929
Redemptions	(8,157,872)	(289,499,521)	(20,079,781)	(695,031,674)
Converted from Class C shares	81,834	2,865,508	2,054,653	65,748,482
Net decrease	(1,347,602)	$ (63,031,365)	(7,589,802)	$ (297,440,177)
Class C
Sales	67,708	$ 2,026,395	178,064	$ 5,446,901
Issued to shareholders electing to receive payments of distributions in Fund shares	199,299	5,610,269	492,072	12,582,280
Redemptions	(163,085)	(4,950,840)	(642,637)	(18,907,614)
Converted to Class A shares	(94,347)	(2,865,508)	(2,319,947)	(65,748,482)
Net increase (decrease)	9,575	$ (179,684)	(2,292,448)	$ (66,626,915)
Class I
Sales	13,069,264	$ 518,747,644	26,600,253	$ 1,038,123,207
Issued to shareholders electing to receive payments of distributions in Fund shares	12,768,891	483,557,902	13,231,346	434,914,351
Redemptions	(19,961,183)	(798,549,774)	(54,927,039)	(2,140,379,441)
Net increase (decrease)	5,876,972	$ 203,755,772	(15,095,440)	$ (667,341,883)
Class R
Sales	302,577	$ 10,136,814	835,630	$ 28,174,572
Issued to shareholders electing to receive payments of distributions in Fund shares	1,918,112	59,653,272	2,053,898	56,975,127
Redemptions	(1,725,323)	(58,895,242)	(4,755,413)	(156,547,320)
Net increase (decrease)	495,366	$ 10,894,844	(1,865,885)	$ (71,397,621)
Class R6
Sales	7,933,315	$ 323,613,636	23,294,030	$ 898,108,262
Issued to shareholders electing to receive payments of distributions in Fund shares	9,234,446	352,663,487	10,372,014	343,313,653
Redemptions	(23,031,667)	(948,389,747)	(37,611,131)	(1,504,593,600)
Net decrease	(5,863,906)	$(272,112,624)	(3,945,087)	$ (263,171,685)
20

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2022.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At March 31, 2022, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $9,001,080 and $9,332,566, respectively. Collateral received was comprised of cash of $320,948 and U.S. government and/or agencies securities of $9,011,618. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2022.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$320,948	$ —	$ —	$ —	$320,948
The carrying amount of the liability for collateral for securities loaned at March 31, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at March 31, 2022.
10  Investments in Affiliated Companies/Funds
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At March 31, 2022, the value of the Fund's investments in affiliated companies and funds was $799,673,588, which represents 7.1% of the Fund's net assets. Transactions in affiliated companies and funds by the Fund for the six months ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/ Units, end of period
Common Stocks*
Envista Holdings Corp.(1)	$382,400,072	$ —	$ (46,817,819)	$15,734,964	$ 43,283,516	$ 394,600,733	$ —	8,101,021
Kirby Corp.(1)(2)	151,357,348	—	(32,835,545)	(9,075,257)	78,698,497	— (3)	—	— (3)
21

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/ Units, end of period
Common Stocks* (continued)
Terminix Global Holdings, Inc.(1)	$295,895,420	$ —	$ (41,649,901)	$ 3,346,823	$ 23,806,453	$ 281,398,795	$ —	6,166,969
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	113,307,547	1,073,206,582	(1,062,844,102)	(20,145)	24,178	123,674,060	60,443	123,686,429
Totals				$ 9,986,385	$145,812,644	$799,673,588	$60,443
*	The related industry is the same as the presentation in the Portfolio of Investments.
(1)	Non-income producing security.
(2)	A portion of this security was on loan at March 31, 2022.
(3)	Company is no longer an affiliate as of March 31, 2022.
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 11,148,981,580*	$ —	$ —	$ 11,148,981,580
Short-Term Investments:
Affiliated Fund	—	123,674,060	—	123,674,060
Securities Lending Collateral	320,948	—	—	320,948
Total Investments	$11,149,302,528	$123,674,060	$ —	$11,272,976,588
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
12  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
22

Eaton Vance
Atlanta Capital SMID-Cap Fund
March 31, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser*
Thomas E. Faust Jr.**
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
William H. Park
Helen Frame Peters
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser*

*	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
**	Interested Trustee
23

Eaton Vance Funds
Privacy Notice	April 2021

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
24

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
25

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
26

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Atlanta Capital Management Company, LLC
1075 Peachtree Street NE
Suite 2100
Atlanta, GA 30309
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7726    3.31.22

Eaton Vance
Atlanta Capital
Focused Growth Fund
Semiannual Report
March 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2022
Eaton Vance
Atlanta Capital Focused Growth Fund

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2022
Performance

Portfolio Manager(s) Joseph B. Hudepohl, CFA, Robert R. Walton, Jr., CFA, Jeffrey A. Miller, CFA and Lance V. Garrison, CFA, each of Atlanta Capital Management Company, LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/28/2003	04/30/2002	(2.01)%	13.10%	21.26%	14.68%
Class A with 5.75% Maximum Sales Charge	—	—	(7.63)	6.57	19.85	14.00
Class C at NAV	05/02/2011	04/30/2002	(2.35)	12.20	20.35	14.00
Class C with 1% Maximum Sales Charge	—	—	(3.31)	11.20	20.35	14.00
Class I at NAV	04/30/2002	04/30/2002	(1.86)	13.39	21.58	14.97

Russell 1000® Growth Index	—	—	1.54%	14.98%	20.87%	17.03%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	1.03%	1.78%	0.78%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2022
Fund Profile

Sector Allocation (% of net assets)*
*	Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Thermo Fisher Scientific, Inc.	7.1%
Alphabet, Inc., Class C	7.0
Visa, Inc., Class A	7.0
Danaher Corp.	6.7
Microsoft Corp.	6.2
Mastercard, Inc., Class A	4.8
Verisk Analytics, Inc.	4.4
Zoetis, Inc.	4.2
Linde PLC	4.0
American Tower Corp.	3.9
Total	55.3%

*	Excludes cash and cash equivalents.

3

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2022
Endnotes and Additional Disclosures

[1]	Russell 1000® Growth Index is an unmanaged index of U.S. large-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period* (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 979.90	$5.03	1.02%
Class C	$1,000.00	$ 976.50	$8.72	1.77%
Class I	$1,000.00	$ 981.40	$3.80	0.77%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.85	$5.14	1.02%
Class C	$1,000.00	$1,016.11	$8.90	1.77%
Class I	$1,000.00	$1,021.09	$3.88	0.77%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021.
5

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 95.9%
Security	Shares	Value
Capital Markets — 6.4%
Intercontinental Exchange, Inc.	131,420	$ 17,363,210
S&P Global, Inc.	40,128	16,459,703
		$ 33,822,913
Chemicals — 7.1%
Ecolab, Inc.	92,518	$ 16,334,978
Linde PLC	65,315	20,863,571
		$ 37,198,549
Electronic Equipment, Instruments & Components — 3.9%
Amphenol Corp., Class A	271,740	$ 20,475,609
		$ 20,475,609
Equity Real Estate Investment Trusts (REITs) — 3.9%
American Tower Corp.	82,685	$ 20,772,126
		$ 20,772,126
Insurance — 3.7%
Marsh & McLennan Cos., Inc.	114,696	$ 19,546,492
		$ 19,546,492
Interactive Media & Services — 10.1%
Alphabet, Inc., Class C(1)	13,135	$ 36,685,924
Meta Platforms, Inc., Class A(1)	73,928	16,438,630
		$ 53,124,554
IT Services — 18.2%
Fiserv, Inc.(1)	181,160	$ 18,369,624
Gartner, Inc.(1)	52,108	15,500,046
Mastercard, Inc., Class A	71,129	25,420,082
Visa, Inc., Class A	165,369	36,673,883
		$ 95,963,635
Life Sciences Tools & Services — 13.8%
Danaher Corp.	121,515	$ 35,643,995
Thermo Fisher Scientific, Inc.	63,233	37,348,571
		$ 72,992,566
Machinery — 2.5%
Xylem, Inc.	157,330	$ 13,413,956
		$ 13,413,956
Security	Shares	Value
Multiline Retail — 2.9%
Dollar General Corp.	67,979	$ 15,134,165
		$ 15,134,165
Pharmaceuticals — 4.2%
Zoetis, Inc.	116,777	$ 22,022,974
		$ 22,022,974
Professional Services — 4.4%
Verisk Analytics, Inc.	107,949	$ 23,169,094
		$ 23,169,094
Software — 11.1%
Adobe, Inc.(1)	29,519	$ 13,449,447
Intuit, Inc.	26,054	12,527,805
Microsoft Corp.	105,509	32,529,480
		$ 58,506,732
Specialty Retail — 3.7%
TJX Cos., Inc. (The)	319,542	$ 19,357,854
		$ 19,357,854
Total Common Stocks (identified cost $346,546,359)		$505,501,219

Short-Term Investments — 4.0%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.19%(2)	20,859,009	$ 20,856,923
Total Short-Term Investments (identified cost $20,853,880)		$ 20,856,923
Total Investments — 99.9% (identified cost $367,400,239)		$526,358,142
Other Assets, Less Liabilities — 0.1%		$ 540,441
Net Assets — 100.0%		$526,898,583
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.

6

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2022
Statement of Assets and Liabilities (Unaudited)

March 31, 2022
Assets
Unaffiliated investments, at value (identified cost $346,546,359)	$ 505,501,219
Affiliated investment, at value (identified cost $20,853,880)	20,856,923
Dividends receivable	150,880
Dividends receivable from affiliated investment	1,454
Receivable for Fund shares sold	1,487,678
Total assets	$527,998,154
Liabilities
Payable for Fund shares redeemed	$ 655,351
Payable to affiliates:
Investment adviser fee	277,204
Distribution and service fees	41,960
Accrued expenses	125,056
Total liabilities	$ 1,099,571
Net Assets	$526,898,583
Sources of Net Assets
Paid-in capital	$ 368,881,094
Distributable earnings	158,017,489
Net Assets	$526,898,583
Class A Shares
Net Assets	$ 60,182,954
Shares Outstanding	3,432,056
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 17.54
Maximum Offering Price Per Share (100 ÷ 94.25 of net asset value per share)	$ 18.61
Class C Shares
Net Assets	$ 36,687,092
Shares Outstanding	2,327,937
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 15.76
Class I Shares
Net Assets	$ 430,028,537
Shares Outstanding	28,187,046
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 15.26
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
7
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2022
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2022
Investment Income
Dividend income	$ 1,638,887
Dividend income from affiliated investment	8,024
Total investment income	$ 1,646,911
Expenses
Investment adviser fee	$ 1,761,901
Distribution and service fees:
Class A	84,605
Class C	191,211
Trustees’ fees and expenses	14,427
Custodian fee	65,837
Transfer and dividend disbursing agent fees	170,918
Legal and accounting services	21,427
Printing and postage	21,115
Registration fees	34,652
Miscellaneous	6,392
Total expenses	$ 2,372,485
Net investment loss	$ (725,574)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 1,345,088
Investment transactions - affiliated investment	(1,340)
Net realized gain	$ 1,343,748
Change in unrealized appreciation (depreciation):
Investments	$ (13,345,948)
Investments - affiliated investment	3,043
Net change in unrealized appreciation (depreciation)	$(13,342,905)
Net realized and unrealized loss	$(11,999,157)
Net decrease in net assets from operations	$(12,724,731)
8
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2022
Statements of Changes in Net Assets

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$ (725,574)	$ (1,102,742)
Net realized gain	1,343,748	14,641,556
Net change in unrealized appreciation (depreciation)	(13,342,905)	88,876,876
Net increase (decrease) in net assets from operations	$ (12,724,731)	$102,415,690
Distributions to shareholders:
Class A	$ (1,361,292)	$ (297,329)
Class C	(861,780)	(193,944)
Class I	(10,042,624)	(1,869,445)
Total distributions to shareholders	$ (12,265,696)	$ (2,360,718)
Transactions in shares of beneficial interest:
Class A	$ (7,785,504)	$ 5,428,358
Class C	458,528	(644,461)
Class I	30,723,091	69,632,917
Net increase in net assets from Fund share transactions	$ 23,396,115	$ 74,416,814
Net increase (decrease) in net assets	$ (1,594,312)	$174,471,786
Net Assets
At beginning of period	$ 528,492,895	$ 354,021,109
At end of period	$526,898,583	$528,492,895
9
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2022
Financial Highlights

	Class A
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 18.260	$ 14.260	$ 11.580	$ 11.320	$ 13.260	$ 12.880
Income (Loss) From Operations
Net investment loss(1)	$ (0.038)	$ (0.065)	$ (0.031)	$ (0.008)	$ (0.023)	$ (0.003)
Net realized and unrealized gain (loss)	(0.308)	4.149	2.727	1.788	2.629	2.170
Total income (loss) from operations	$ (0.346)	$ 4.084	$ 2.696	$ 1.780	$ 2.606	$ 2.167
Less Distributions
From net realized gain	$ (0.374)	$ (0.084)	$ (0.016)	$ (1.520)	$ (4.546)	$ (1.787)
Total distributions	$ (0.374)	$ (0.084)	$ (0.016)	$ (1.520)	$ (4.546)	$ (1.787)
Net asset value — End of period	$17.540	$18.260	$14.260	$11.580	$11.320	$13.260
Total Return(2)	(2.01)% (3)	28.75%	23.31% (4)	18.91% (4)	26.96% (4)	19.35% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 60,183	$ 70,818	$ 51,523	$ 42,531	$ 18,938	$ 19,896
Ratios (as a percentage of average daily net assets):
Expenses	1.02% (5)	1.03%	1.05% (4)	1.10% (4)	1.25% (4)	1.27% (4)
Net investment loss	(0.42)% (5)	(0.39)%	(0.25)%	(0.08)%	(0.21)%	(0.03)%
Portfolio Turnover	5% (3)	18%	23%	18%	14%	28%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The administrator and sub-adviser reimbursed certain operating expenses (equal to 0.05%, 0.19%, 0.27% and 0.13% of average daily net assets for the years ended September 30, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(5)	Annualized.
10
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2022
Financial Highlights — continued

	Class C
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 16.500	$ 12.990	$ 10.630	$ 10.590	$ 12.750	$ 12.540
Income (Loss) From Operations
Net investment loss(1)	$ (0.096)	$ (0.171)	$ (0.117)	$ (0.082)	$ (0.098)	$ (0.095)
Net realized and unrealized gain (loss)	(0.270)	3.765	2.493	1.642	2.484	2.092
Total income (loss) from operations	$ (0.366)	$ 3.594	$ 2.376	$ 1.560	$ 2.386	$ 1.997
Less Distributions
From net realized gain	$ (0.374)	$ (0.084)	$ (0.016)	$ (1.520)	$ (4.546)	$ (1.787)
Total distributions	$ (0.374)	$ (0.084)	$ (0.016)	$ (1.520)	$ (4.546)	$ (1.787)
Net asset value — End of period	$15.760	$16.500	$12.990	$10.630	$10.590	$12.750
Total Return(2)	(2.35)% (3)	27.78%	22.38% (4)	18.02% (4)	26.01% (4)	18.41% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 36,687	$ 38,017	$ 30,580	$ 9,245	$ 2,326	$ 2,194
Ratios (as a percentage of average daily net assets):
Expenses	1.77% (5)	1.78%	1.80% (4)	1.83% (4)	2.00% (4)	2.02% (4)
Net investment loss	(1.17)% (5)	(1.14)%	(1.01)%	(0.82)%	(0.96)%	(0.80)%
Portfolio Turnover	5% (3)	18%	23%	18%	14%	28%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The administrator and sub-adviser reimbursed certain operating expenses (equal to 0.05%, 0.19%, 0.27% and 0.17% of average daily net assets for the years ended September 30, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(5)	Annualized.
11
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2022
Financial Highlights — continued

	Class I
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 15.910	$ 12.400	$ 10.050	$ 10.010	$ 12.210	$ 12.010
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.013)	$ (0.021)	$ (0.000)(2)	$ 0.017	$ 0.003	$ 0.024
Net realized and unrealized gain (loss)	(0.263)	3.615	2.368	1.543	2.343	1.993
Total income (loss) from operations	$ (0.276)	$ 3.594	$ 2.368	$ 1.560	$ 2.346	$ 2.017
Less Distributions
From net investment income	$ —	$ —	$ (0.001)	$ —	$ —	$ (0.030)
From net realized gain	(0.374)	(0.084)	(0.017)	(1.520)	(4.546)	(1.787)
Total distributions	$ (0.374)	$ (0.084)	$ (0.018)	$ (1.520)	$ (4.546)	$ (1.817)
Net asset value — End of period	$ 15.260	$ 15.910	$ 12.400	$10.050	$10.010	$12.210
Total Return(3)	(1.86)% (4)	29.11%	23.60% (5)	19.22% (5)	27.21% (5)	19.58% (5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$430,029	$419,658	$271,918	$ 90,874	$ 7,150	$ 7,826
Ratios (as a percentage of average daily net assets):
Expenses	0.77% (6)	0.78%	0.80% (5)	0.82% (5)	1.00% (5)	1.02% (5)
Net investment income (loss)	(0.16)% (6)	(0.14)%	(0.00)% (7)	0.18%	0.03%	0.21%
Portfolio Turnover	5% (4)	18%	23%	18%	14%	28%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.0005).
(3)	Return is historical and is calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	The administrator and sub-adviser reimbursed certain operating expenses (equal to 0.05%, 0.19%, 0.27% and 0.16% of average daily net assets for the years ended September 30, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(6)	Annualized.
(7)	Amount is less than (0.005)%.
12
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Atlanta Capital Focused Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Effective April 29, 2022, the maximum sales charge payable upon purchase of Class A shares was reduced to 5.25%. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Affiliated Fund. Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) is an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s "fair value", which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of March 31, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an
13

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Interim Financial Statements—The interim financial statements relating to March 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$368,956,271
Gross unrealized appreciation	$ 158,928,363
Gross unrealized depreciation	(1,526,492)
Net unrealized appreciation	$157,401,871
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625
$1 billion but less than $2.5 billion	0.600
$2.5 billion and over	0.575
For the six months ended March 31, 2022, the investment adviser fee amounted to $1,761,901 or 0.65% (annualized) of the Fund’s average daily net assets. EVM, an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as administrator of the Fund, but receives no compensation.
Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Fund to Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays Atlanta Capital a portion of its investment adviser fee for sub-advisory services provided to the Fund. EVM does not receive a fee for advisory services provided to Cash Reserves Fund.
EVM and Atlanta Capital have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80% and 0.80% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after January 31, 2023. Pursuant to this agreement, EVM and Atlanta Capital reimbursed no operating expenses for the six months ended March 31, 2022.
14

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2022, EVM earned $14,353 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $8,939 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2022. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2022 amounted to $84,605 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2022, the Fund paid or accrued to EVD $143,408 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2022 amounted to $47,803 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months (12 months effective April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2022, the Fund was informed that EVD received approximately $3,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $36,545,139 and $28,313,079, respectively, for the six months ended March 31, 2022.
15

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	428,623	$ 7,888,229	1,091,659	$ 18,535,199
Issued to shareholders electing to receive payments of distributions in Fund shares	71,073	1,321,953	18,639	286,856
Redemptions	(957,784)	(17,195,682)	(892,790)	(14,151,893)
Converted from Class C shares	11,148	199,996	47,805	758,196
Net increase (decrease)	(446,940)	$ (7,785,504)	265,313	$ 5,428,358
Class C
Sales	246,202	$ 4,058,212	462,336	$ 6,856,359
Issued to shareholders electing to receive payments of distributions in Fund shares	51,338	859,908	13,843	193,795
Redemptions	(260,593)	(4,259,596)	(473,742)	(6,936,419)
Converted to Class A shares	(12,378)	(199,996)	(52,592)	(758,196)
Net increase (decrease)	24,569	$ 458,528	(50,155)	$ (644,461)
Class I
Sales	7,305,452	$ 115,521,515	13,374,982	$ 195,085,822
Issued to shareholders electing to receive payments of distributions in Fund shares	619,873	10,017,144	139,515	1,866,715
Redemptions	(6,114,006)	(94,815,568)	(9,059,721)	(127,319,620)
Net increase	1,811,319	$ 30,723,091	4,454,776	$ 69,632,917
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2022.
16

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

9  Investments in Affiliated Funds
At March 31, 2022, the value of the Fund's investment in affiliated funds was $20,856,923, which represents 4.0% of the Fund's net assets. Transactions in affiliated funds by the Fund for the six months ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$21,928,052	$83,367,046	$(84,439,878)	$(1,340)	$3,043	$20,856,923	$8,024	20,859,009
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 505,501,219*	$ —	$ —	$ 505,501,219
Short-Term Investments	—	20,856,923	—	20,856,923
Total Investments	$505,501,219	$20,856,923	$ —	$526,358,142
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
17

Eaton Vance
Atlanta Capital Focused Growth Fund
March 31, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser*
Thomas E. Faust Jr.**
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
William H. Park
Helen Frame Peters
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser*

*	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
**	Interested Trustee
18

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
19

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
20

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
21

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Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Atlanta Capital Management Company, LLC
1075 Peachtree Street NE
Suite 2100
Atlanta, GA 30309
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7725    3.31.22

Eaton Vance
Atlanta Capital Select Equity Fund
Semiannual Report
March 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2022
Eaton Vance
Atlanta Capital Select Equity Fund

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2022
Performance

Portfolio Manager(s) William O. Bell IV, CFA, W. Matthew Hereford, CFA and Charles B. Reed, CFA, each of Atlanta Capital Management Company, LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	01/03/2012	01/03/2012	0.72%	5.46%	14.11%	13.08%	14.00%
Class A with 5.75% Maximum Sales Charge	—	—	(5.06)	(0.62)	12.76	12.41	13.35
Class C at NAV	03/19/2013	03/19/2013	0.36	4.69	13.26	—	12.01
Class C with 1% Maximum Sales Charge	—	—	(0.58)	3.71	13.26	—	12.01
Class I at NAV	01/03/2012	01/03/2012	0.86	5.75	14.40	13.36	14.28
Class R6 at NAV	02/01/2017	01/03/2012	0.88	5.80	14.46	13.39	14.31

Russell 1000® Index	—	—	4.15%	13.27%	15.81%	14.52%	15.35%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
	1.03%	1.78%	0.78%	0.74%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2022
Fund Profile

Sector Allocation (% of net assets)*
*	Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Fiserv, Inc.	6.3%
Markel Corp.	6.3
White Mountains Insurance Group, Ltd.	6.0
Alphabet, Inc., Class C	5.6
Global Payments, Inc.	5.6
TJX Cos., Inc. (The)	5.4
Teleflex, Inc.	4.9
CDW Corp.	4.8
Gartner, Inc.	4.2
O'Reilly Automotive, Inc.	3.8
Total	52.9%

*	Excludes cash and cash equivalents.

3

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2022
Endnotes and Additional Disclosures

[1]	Russell 1000® Index is an unmanaged index of 1,000 U.S. large-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period* (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,007.20	$5.20	1.04%
Class C	$1,000.00	$1,003.60	$8.94	1.79%
Class I	$1,000.00	$1,008.60	$3.96	0.79%
Class R6	$1,000.00	$1,008.80	$3.66	0.73%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.75	$5.24	1.04%
Class C	$1,000.00	$1,016.01	$9.00	1.79%
Class I	$1,000.00	$1,020.99	$3.98	0.79%
Class R6	$1,000.00	$1,021.29	$3.68	0.73%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021.
5

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 99.2%
Security	Shares	Value
Banks — 3.3%
U.S. Bancorp	505,413	$ 26,862,701
		$ 26,862,701
Beverages — 3.4%
Diageo PLC ADR	138,950	$ 28,226,303
		$ 28,226,303
Chemicals — 1.7%
Sherwin-Williams Co. (The)	56,491	$ 14,101,283
		$ 14,101,283
Construction Materials — 2.9%
Martin Marietta Materials, Inc.	62,828	$ 24,181,869
		$ 24,181,869
Containers & Packaging — 1.9%
Ball Corp.	175,944	$ 15,834,960
		$ 15,834,960
Electrical Equipment — 2.4%
AMETEK, Inc.	149,044	$ 19,849,680
		$ 19,849,680
Electronic Equipment, Instruments & Components — 4.8%
CDW Corp.	220,740	$ 39,488,178
		$ 39,488,178
Food Products — 1.8%
Nestle S.A. ADR	112,648	$ 14,655,505
		$ 14,655,505
Health Care Equipment & Supplies — 9.8%
Cooper Cos., Inc. (The)	28,414	$ 11,865,402
STERIS PLC	119,462	28,882,328
Teleflex, Inc.	113,880	40,408,040
		$ 81,155,770
Hotels, Restaurants & Leisure — 3.2%
Aramark	707,746	$ 26,611,250
		$ 26,611,250
Security	Shares	Value
Insurance — 12.3%
Markel Corp.(1)	34,871	$ 51,443,094
White Mountains Insurance Group, Ltd.	43,766	49,728,680
		$101,171,774
Interactive Media & Services — 5.6%
Alphabet, Inc., Class C(1)	16,614	$ 46,402,736
		$ 46,402,736
IT Services — 22.6%
Fiserv, Inc.(1)	511,275	$ 51,843,285
Gartner, Inc.(1)	116,593	34,681,754
Global Payments, Inc.	337,802	46,224,825
GoDaddy, Inc., Class A(1)	367,729	30,778,917
Visa, Inc., Class A	104,801	23,241,718
		$186,770,499
Life Sciences Tools & Services — 5.1%
Danaher Corp.	60,708	$ 17,807,478
Thermo Fisher Scientific, Inc.	41,097	24,273,943
		$ 42,081,421
Professional Services — 4.6%
TransUnion	214,265	$ 22,142,145
Verisk Analytics, Inc.	75,466	16,197,268
		$ 38,339,413
Software — 1.4%
Autodesk, Inc.(1)	53,748	$ 11,520,884
		$ 11,520,884
Specialty Retail — 12.4%
O'Reilly Automotive, Inc.(1)	45,784	$ 31,360,209
Ross Stores, Inc.	293,218	26,524,500
TJX Cos., Inc. (The)	739,113	44,775,465
		$102,660,174
Total Common Stocks (identified cost $499,310,542)		$819,914,400

6
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.8%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.19%(2)	6,340,632	$ 6,339,998
Total Short-Term Investments (identified cost $6,338,757)		$ 6,339,998
Total Investments — 100.0% (identified cost $505,649,299)		$826,254,398
Other Assets, Less Liabilities — 0.0%(3)		$ 286,036
Net Assets — 100.0%		$826,540,434
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.
(3)	Amount is less than 0.05%.
Abbreviations:
ADR	– American Depositary Receipt
7
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2022
Statement of Assets and Liabilities (Unaudited)

March 31, 2022
Assets
Unaffiliated investments, at value (identified cost $499,310,542)	$ 819,914,400
Affiliated investment, at value (identified cost $6,338,757)	6,339,998
Dividends receivable	478,335
Dividends receivable from affiliated investment	756
Receivable for Fund shares sold	1,077,292
Securities lending income receivable	110
Tax reclaims receivable	232,540
Total assets	$828,043,431
Liabilities
Payable for Fund shares redeemed	$ 805,941
Payable to affiliates:
Investment adviser and administration fee	473,045
Distribution and service fees	56,012
Other	447
Accrued expenses	167,552
Total liabilities	$ 1,502,997
Net Assets	$826,540,434
Sources of Net Assets
Paid-in capital	$ 468,870,674
Distributable earnings	357,669,760
Net Assets	$826,540,434
Class A Shares
Net Assets	$ 83,018,545
Shares Outstanding	2,697,054
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 30.78
Maximum Offering Price Per Share (100 ÷ 94.25 of net asset value per share)	$ 32.66
Class C Shares
Net Assets	$ 46,847,157
Shares Outstanding	1,647,053
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 28.44
Class I Shares
Net Assets	$ 694,500,247
Shares Outstanding	21,960,242
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 31.63
Class R6 Shares
Net Assets	$ 2,174,485
Shares Outstanding	68,554
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 31.72
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
8
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2022
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2022
Investment Income
Dividend income	$ 2,627,608
Dividend income from affiliated investment	5,491
Securities lending income, net	3,047
Total investment income	$ 2,636,146
Expenses
Investment adviser and administration fee	$ 3,131,257
Distribution and service fees:
Class A	107,764
Class C	245,109
Trustees’ fees and expenses	22,995
Custodian fee	108,873
Transfer and dividend disbursing agent fees	210,312
Legal and accounting services	21,763
Printing and postage	22,844
Registration fees	38,788
Miscellaneous	10,605
Total expenses	$ 3,920,310
Net investment loss	$ (1,284,164)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 38,301,464
Investment transactions - affiliated investment	(1,757)
Net realized gain	$ 38,299,707
Change in unrealized appreciation (depreciation):
Investments	$ (28,071,067)
Investments - affiliated investment	1,241
Net change in unrealized appreciation (depreciation)	$(28,069,826)
Net realized and unrealized gain	$ 10,229,881
Net increase in net assets from operations	$ 8,945,717
9
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2022
Statements of Changes in Net Assets

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$ (1,284,164)	$ (2,372,130)
Net realized gain	38,299,707	70,856,226
Net change in unrealized appreciation (depreciation)	(28,069,826)	156,337,789
Net increase in net assets from operations	$ 8,945,717	$ 224,821,885
Distributions to shareholders:
Class A	$ (5,522,107)	$ (2,687,345)
Class C	(3,341,373)	(1,737,010)
Class I	(49,103,496)	(26,777,021)
Class R6	(1,637,136)	(763,567)
Total distributions to shareholders	$ (59,604,112)	$ (31,964,943)
Transactions in shares of beneficial interest:
Class A	$ 72,509	$ (815,808)
Class C	(1,220,529)	(4,237,317)
Class I	(62,636,116)	(114,147,560)
Class R6	(25,131,854)	1,322,748
Net decrease in net assets from Fund share transactions	$ (88,915,990)	$(117,877,937)
Net increase (decrease) in net assets	$(139,574,385)	$ 74,979,005
Net Assets
At beginning of period	$ 966,114,819	$ 891,135,814
At end of period	$ 826,540,434	$ 966,114,819
10
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2022
Financial Highlights

	Class A
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 32.700	$ 26.970	$ 25.680	$ 23.050	$ 19.980	$ 17.590
Income (Loss) From Operations
Net investment loss(1)	$ (0.070)	$ (0.127)	$ (0.071)	$ (0.030)	$ (0.051)	$ (0.034)
Net realized and unrealized gain	0.231	6.841	1.612	3.567	3.448	2.427
Total income from operations	$ 0.161	$ 6.714	$ 1.541	$ 3.537	$ 3.397	$ 2.393
Less Distributions
From net realized gain	$ (2.081)	$ (0.984)	$ (0.251)	$ (0.907)	$ (0.327)	$ (0.003)
Total distributions	$ (2.081)	$ (0.984)	$ (0.251)	$ (0.907)	$ (0.327)	$ (0.003)
Net asset value — End of period	$30.780	$32.700	$26.970	$25.680	$23.050	$19.980
Total Return(2)	0.72% (3)	25.32%	6.03% (4)	16.23% (4)	17.20% (4)	13.67% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 83,019	$ 87,943	$ 72,953	$ 78,208	$ 46,288	$ 84,692
Ratios (as a percentage of average daily net assets):
Expenses	1.04% (5)	1.03%	1.05% (4)	1.05% (4)	1.05% (4)	1.10% (4)
Net investment loss	(0.45)% (5)	(0.40)%	(0.28)%	(0.13)%	(0.24)%	(0.18)%
Portfolio Turnover	5% (3)	11%	18%	18%	3%	14%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.01%, 0.02%, 0.04% and 0.07% of average daily net assets for the years ended September 30, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(5)	Annualized.
11
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2022
Financial Highlights — continued

	Class C
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 30.480	$ 25.390	$ 24.360	$ 22.080	$ 19.290	$ 17.110
Income (Loss) From Operations
Net investment loss(1)	$ (0.176)	$ (0.341)	$ (0.246)	$ (0.195)	$ (0.196)	$ (0.168)
Net realized and unrealized gain	0.217	6.415	1.527	3.382	3.313	2.351
Total income from operations	$ 0.041	$ 6.074	$ 1.281	$ 3.187	$ 3.117	$ 2.183
Less Distributions
From net realized gain	$ (2.081)	$ (0.984)	$ (0.251)	$ (0.907)	$ (0.327)	$ (0.003)
Total distributions	$ (2.081)	$ (0.984)	$ (0.251)	$ (0.907)	$ (0.327)	$ (0.003)
Net asset value — End of period	$28.440	$30.480	$25.390	$24.360	$22.080	$19.290
Total Return(2)	0.36% (3)	24.35%	5.28% (4)	15.32% (4)	16.36% (4)	12.76% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 46,847	$ 51,206	$ 46,117	$ 32,809	$ 24,222	$ 22,588
Ratios (as a percentage of average daily net assets):
Expenses	1.79% (5)	1.78%	1.80% (4)	1.80% (4)	1.80% (4)	1.85% (4)
Net investment loss	(1.20)% (5)	(1.16)%	(1.01)%	(0.89)%	(0.96)%	(0.93)%
Portfolio Turnover	5% (3)	11%	18%	18%	3%	14%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.01%, 0.02%, 0.04% and 0.07% of average daily net assets for the years ended September 30, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(5)	Annualized.
12
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2022
Financial Highlights — continued

	Class I
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 33.500	$ 27.540	$ 26.150	$ 23.400	$ 20.220	$ 17.760
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.033)	$ (0.052)	$ (0.002)	$ 0.028	$ 0.009	$ 0.015
Net realized and unrealized gain	0.244	6.996	1.643	3.629	3.498	2.448
Total income from operations	$ 0.211	$ 6.944	$ 1.641	$ 3.657	$ 3.507	$ 2.463
Less Distributions
From net realized gain	$ (2.081)	$ (0.984)	$ (0.251)	$ (0.907)	$ (0.327)	$ (0.003)
Total distributions	$ (2.081)	$ (0.984)	$ (0.251)	$ (0.907)	$ (0.327)	$ (0.003)
Net asset value — End of period	$ 31.630	$ 33.500	$ 27.540	$ 26.150	$ 23.400	$ 20.220
Total Return(2)	0.86% (3)	25.64%	6.30% (4)	16.51% (4)	17.49% (4)	13.93% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$694,500	$799,388	$750,584	$464,862	$294,066	$252,429
Ratios (as a percentage of average daily net assets):
Expenses	0.79% (5)	0.78%	0.80% (4)	0.80% (4)	0.80% (4)	0.85% (4)
Net investment income (loss)	(0.21)% (5)	(0.16)%	(0.01)%	0.12%	0.04%	0.08%
Portfolio Turnover	5% (3)	11%	18%	18%	3%	14%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.01%, 0.02%, 0.04% and 0.07% of average daily net assets for the years ended September 30, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(5)	Annualized.
13
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2022
Financial Highlights — continued

	Class R6
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	Period Ended September 30, 2017(1)
Net asset value — Beginning of period	$ 33.580	$ 27.600	$ 26.190	$ 23.420	$ 20.230	$ 18.230
Income (Loss) From Operations
Net investment income (loss)(2)	$ (0.039)	$ (0.037)	$ 0.011	$ 0.039	$ 0.025	$ 0.040
Net realized and unrealized gain	0.260	7.001	1.650	3.638	3.492	1.960
Total income from operations	$ 0.221	$ 6.964	$ 1.661	$ 3.677	$ 3.517	$ 2.000
Less Distributions
From net realized gain	$ (2.081)	$ (0.984)	$ (0.251)	$ (0.907)	$ (0.327)	$ —
Total distributions	$ (2.081)	$ (0.984)	$ (0.251)	$ (0.907)	$ (0.327)	$ —
Net asset value — End of period	$31.720	$33.580	$27.600	$26.190	$23.420	$20.230
Total Return(3)	0.88% (4)	25.66%	6.37% (5)	16.58% (5)	17.59% (5)	10.97% (4)(5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 2,174	$ 27,577	$ 21,482	$ 20,121	$ 14,603	$ 11
Ratios (as a percentage of average daily net assets):
Expenses	0.73% (6)	0.74%	0.75% (5)	0.75% (5)	0.75% (5)	0.75% (5)(6)
Net investment income (loss)	(0.23)% (6)	(0.11)%	0.04%	0.17%	0.11%	0.32% (6)
Portfolio Turnover	5% (4)	11%	18%	18%	3%	14% (7)
(1)	For the period from the commencement of operations, February 1, 2017, to September 30, 2017.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.01%, 0.02%, 0.04% and 0.06% of average daily net assets for the years ended September 30, 2020, 2019, 2018 and the period from the commencement of operations, February 1, 2017, to September 30, 2017, respectively). Absent this reimbursement, total return would be lower.
(6)	Annualized.
(7)	For the Fund’s year ended September 30, 2017.
14
See Notes to Financial Statements.

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Atlanta Capital Select Equity Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Effective April 29, 2022, the maximum sales charge payable upon purchase of Class A shares was reduced to 5.25%. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Affiliated Fund. Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) is an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of March 31, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
15

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

G   Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Interim Financial Statements—The interim financial statements relating to March 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$505,870,957
Gross unrealized appreciation	$ 320,383,441
Gross unrealized depreciation	—
Net unrealized appreciation	$320,383,441
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by EVM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.700%
$500 million but less than $1 billion	0.675
$1 billion but less than $2.5 billion	0.650
$2.5 billion but less than $5 billion	0.630
$5 billion and over	0.615
For the six months ended March 31, 2022, the investment adviser and administration fee amounted to $3,131,257 or 0.69% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM and an indirect, wholly-owned subisidary of Morgan Stanley. EVM pays Atlanta Capital a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. EVM does not receive a fee for advisory services provided to Cash Reserves Fund.
16

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

EVM and Atlanta Capital have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80%, 0.80% and 0.75% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R6, respectively. This agreement may be changed or terminated after January 31, 2023. Pursuant to this agreement, EVM and Atlanta Capital reimbursed no operating expenses for the six months ended March 31, 2022.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2022, EVM earned $7,102 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $2,729 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2022. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2022 amounted to $107,764 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2022, the Fund paid or accrued to EVD $183,832 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2022 amounted to $61,277 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months (12 months effective April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2022, the Fund was informed that EVD received approximately $100 and $1,000 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $44,415,703 and $175,712,540, respectively, for the six months ended March 31, 2022.
17

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	235,035	$ 7,308,735	564,384	$ 17,584,045
Issued to shareholders electing to receive payments of distributions in Fund shares	149,385	4,441,223	76,379	2,234,863
Redemptions	(413,275)	(12,813,901)	(779,130)	(24,430,795)
Converted from Class C shares	36,404	1,136,452	123,089	3,796,079
Net increase (decrease)	7,549	$ 72,509	(15,278)	$ (815,808)
Class C
Sales	75,378	$ 2,165,880	349,508	$ 9,927,398
Issued to shareholders electing to receive payments of distributions in Fund shares	91,257	2,513,213	46,483	1,275,972
Redemptions	(160,078)	(4,763,170)	(401,407)	(11,644,608)
Converted to Class A shares	(39,260)	(1,136,452)	(131,266)	(3,796,079)
Net decrease	(32,703)	$ (1,220,529)	(136,682)	$ (4,237,317)
Class I
Sales	2,546,341	$ 81,612,988	6,366,900	$ 201,933,866
Issued to shareholders electing to receive payments of distributions in Fund shares	1,214,455	37,065,145	661,861	19,796,272
Redemptions	(5,664,616)	(181,314,249)	(10,416,640)	(335,877,698)
Net decrease	(1,903,820)	$ (62,636,116)	(3,387,879)	$(114,147,560)
Class R6
Sales	18,266	$ 597,248	187,271	$ 5,859,379
Issued to shareholders electing to receive payments of distributions in Fund shares	49,095	1,502,801	23,042	690,573
Redemptions	(819,995)	(27,231,903)	(167,490)	(5,227,204)
Net increase (decrease)	(752,634)	$ (25,131,854)	42,823	$ 1,322,748
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2022.
18

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral. At March 31, 2022, the Fund had no securities on loan.
10  Investments in Affiliated Funds
At March 31, 2022, the value of the Fund's investment in affiliated funds was $6,339,998, which represents 0.8% of the Fund's net assets. Transactions in affiliated funds by the Fund for the six months ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$26,588,827	$88,976,047	$(109,224,360)	$(1,757)	$1,241	$6,339,998	$5,491	6,340,632
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 819,914,400*	$ —	$ —	$ 819,914,400
Short-Term Investments	—	6,339,998	—	6,339,998
Total Investments	$819,914,400	$6,339,998	$ —	$826,254,398
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
19

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

12  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
20

Eaton Vance
Atlanta Capital Select Equity Fund
March 31, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser*
Thomas E. Faust Jr.**
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
William H. Park
Helen Frame Peters
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser*

*	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
**	Interested Trustee
21

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
22

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
23

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
24

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Atlanta Capital Management Company, LLC
1075 Peachtree Street NE
Suite 2100
Atlanta, GA 30309
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7782    3.31.22

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	May 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	May 23, 2022